Income taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Computed expected income tax benefit	(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate			(17.00%)	10.00%	11.00%
Effect of different tax jurisdiction			2.00%	(1.00%)	(3.00%)
Non-deductible expenses			40.00%	5.00%	4.00%
Research and development expenses additional deduction			(5.00%)	(6.00%)	(8.00%)
Change in valuation allowance			7.00%	17.00%	21.00%
Actual income tax expense	0.00%	1.00%	2.00%